Long Term Debt - Schedule of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Credit facility, at US Dollar LIBOR + 3.50% to 3.75%	$ 366,366	$ 425,676
Less current instalments of long term debt	(50,110)	(50,572)
Long term debt	$ 316,256	$ 375,104